Subsequent Events (Details) - USD ($)					3 Months Ended	6 Months Ended
	Jul. 27, 2026	Jul. 24, 2026	Jul. 22, 2026	Jul. 20, 2026	Jun. 30, 2026	Jun. 30, 2026
Subsequent Events (Details) [Line Items]
Working Capital					$ 100,000,000	$ 100,000,000
Advance amount
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Promissory note bearing interest				4.00%
Advance amount	$ 30,000,000	$ 20,000,000	$ 78,140	$ 50,000,000